Taxes - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income tax expense/(benefit)	$ 2,912	$ 957	$ (1,026)
Tax expense/(benefit)	2,599	1,254	(1,465)
Petroleum Resource Rent Tax [member]
Major components of tax expense (income) [abstract]
Current tax expense	501	0	0
Deferred tax (benefit)/expense	(814)	297	(439)
Income tax expense/(benefit)	(313)	297	(439)
Income Tax [member]
Major components of tax expense (income) [abstract]
Current tax expense	2,256	658	275
Deferred tax (benefit)/expense	701	301	(1,308)
Current tax (benefit)/expense	(276)	(20)	16
Deferred tax expense/(benefit)	231	18	(9)
Income tax expense/(benefit)	$ 2,912	$ 957	$ (1,026)